Stock-Based Compensation (Details 2) - Warrant - $ / shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Number of Warrants - Outstanding	11,099,739	293,092
Number of Warrants - Warrants issued to note holders		225,259
Number of Warrants - Warrants issued to note holders		4,039,184
Number of Warrants - Warrants issued to related party		39,117
Number of Warrants - Warrants issued in private placement	6,040,921	6,287,679
Number of Warrants - Warrants issued to placement agent	1,824,489	290,861
Number of Warrants - Warrants issued for investor relations	111,000	66,667
Number of Warrants - Warrants exercised		(100,550)
Number of Warrants - Warrants forfeited		(41,570)
Number of Warrants - Warrants cancelled	(59,758)
Number of Warrants - Outstanding	19,016,391	11,099,739	293,092
Weighted Average Exercise Price - Outstanding	$ 2.21	$ 2.21
Weighted Average Exercise Price - Warrants issued to note holders		1.89
Weighted Average Exercise Price - Warrants issued to note holders		1.98
Weighted Average Exercise Price - Warrants issued to related party		7.50
Weighted Average Exercise Price - Warrants issued in private placement	2.50	2.34
Weighted Average Exercise Price - Warrants issued to placement agent	2.50	1.56
Weighted Average Exercise Price - Warrants issued for investor relations	1.63	3.44
Weighted Average Exercise Price - Warrants exercised		1.17
Weighted Average Exercise Price - Warrants forfeited		1.17
Weighted Average Exercise Price - Warrants cancelled	2.92
Weighted Average Exercise Price - Outstanding	$ 2.33	$ 2.21	$ 2.21
Weighted Average Remaining Contractual Life - Outstanding	3 years	3 years 7 months 6 days	4 years 1 month 6 days